UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	James B. Stack
Title:	President
Phone:	406-862-8000



Signature, Place, and Date of Signing:
James B. Stack, Whitefish, Montana, January 26, 2005

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $133,148 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
ABBOTT LABS                    COM                002824100     2412    61165 SH       SOLE                 59955            1210
AFLAC INC                      COM                001055102     4414    95082 SH       SOLE                 92412            2670
ALLTEL CORP                    COM                020039103     2968    47035 SH       SOLE                 46005            1030
APACHE CORP                    COM                037411105     4656    67945 SH       SOLE                 66010            1935
GALLAGHER ARTHUR J & CO        COM                363576109     2681    86810 SH       SOLE                 85220            1590
AUTOMATIC DATA PROCESSING IN   COM                053015103     4144    90287 SH       SOLE                 87797            2490
BCE INC                        COM                05534B109     2725   113770 SH       SOLE                111580            2190
BIOMET INC                     COM                090613100     3860   105555 SH       SOLE                102750            2805
BP PLC                         SPONSORED ADR      055622104      260     4050 SH       SOLE                  4050
BURLINGTON RES INC             COM                122014103     3959    45930 SH       SOLE                 45000             930
CHOICEPOINT INC                COM                170388102     4457   100145 SH       SOLE                 97490            2655
CONOCOPHILLIPS                 COM                20825C104     2914    50082 SH       SOLE                 49032            1050
DENTSPLY INTL INC NEW          COM                249030107     4164    77564 SH       SOLE                 75544            2020
DEVON ENERGY CORP NEW          COM                25179M103     5296    84685 SH       SOLE                 82405            2280
DIAGEO P L C                   SPON ADR NEW       25243Q205     2816    48310 SH       SOLE                 47360             950
ENCANA CORP                    COM                292505104     4703   104150 SH       SOLE                101104            3046
EQUITABLE RES INC              COM                294549100     7374   200979 SH       SOLE                196089            4890
EXELON CORP                    COM                30161N101      319     6000 SH       SOLE                  6000
JOHNSON & JOHNSON              COM                478160104     2826    47027 SH       SOLE                 46077             950
KINDER MORGAN INC KANS         COM                49455P101     3250    35345 SH       SOLE                 34635             710
LABORATORY CORP AMER HLDGS     COM NEW            50540R409     4593    85285 SH       SOLE                 82910            2375
LOCKHEED MARTIN CORP           COM                539830109      229     3600 SH       SOLE                  3600
MENTOR CORP MINN               COM                587188103      265     5750 SH       SOLE                  5750
ISHARES INC                    MSCI JAPAN         464286848    10974   811710 SH       SOLE                791920           19790
MYLAN LABS INC                 COM                628530107     3911   195950 SH       SOLE                191025            4925
NEWMONT MINING CORP            COM                651639106     5382   100780 SH       SOLE                 98283            2497
PEPSICO INC                    COM                713448108     4644    78600 SH       SOLE                 76565            2035
POSCO                          SPONSORED ADR      693483109     2928    59145 SH       SOLE                 57945            1200
RENAL CARE GROUP INC           COM                759930100     4999   105673 SH       SOLE                102361            3312
ROYAL DUTCH PETE CO            NY REG EUR .56     780257804      246     4000 SH       SOLE                  4000
STANLEY WKS                    COM                854616109     3006    62580 SH       SOLE                 61240            1340
TELEFLEX INC                   COM                879369106     7997   123065 SH       SOLE                120025            3040
SOUTHERN CO                    COM                842587107     2597    75206 SH       SOLE                 73696            1510
WALGREEN CO                    COM                931422109     4328    97775 SH       SOLE                 94965            2810
WASTE MGMT INC DEL             COM                94106L109     2805    92424 SH       SOLE                 90654            1770
WATERS CORP                    COM                941848103     4045   107015 SH       SOLE                104185            2830